Inventories (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Inventories
Finished goods	£ 3,165,000	£ 2,200,000
Cost of inventory recognized during the period	12,307,000	11,345,000	£ 5,061,000
Write down of inventories	244,000	119,000	194,000
Reversal of previous inventory write-down	£ 119,000	£ 194,000	£ 127,000